Schedule of Investments (unaudited)	iShares® Global Financials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.2%
ASX Ltd.	9,759	$410,688
Australia & New Zealand Banking Group Ltd.	151,283	2,394,777
Commonwealth Bank of Australia	84,851	5,680,501
Insurance Australia Group Ltd.	123,277	468,808
Macquarie Group Ltd.	18,310	2,178,668
Medibank Pvt Ltd.	138,566	325,488
National Australia Bank Ltd.	158,071	2,780,131
QBE Insurance Group Ltd.	74,257	775,305
Suncorp Group Ltd.	63,608	571,532
Westpac Banking Corp.	176,715	2,516,177
		18,102,075
Austria — 0.2%
Erste Group Bank AG	17,969	630,314
Belgium — 0.5%
Ageas SA/NV	8,983	364,164
Groupe Bruxelles Lambert NV	5,097	401,815
KBC Group NV	17,021	1,188,079
		1,954,058
Brazil — 0.6%
B3 SA - Brasil, Bolsa, Balcao	292,781	893,348
Banco do Brasil SA	72,099	743,848
NU Holdings Ltd.(a)	116,520	919,343
		2,556,539
Canada — 7.1%
Bank of Montreal	35,884	3,240,734
Bank of Nova Scotia (The)	60,286	3,016,234
Brookfield Asset Management Ltd.	18,057	589,383
Brookfield Corp.	71,940	2,421,984
Canadian Imperial Bank of Commerce	45,895	1,959,480
Intact Financial Corp.	8,765	1,353,307
Manulife Financial Corp.	92,936	1,756,646
National Bank of Canada	17,095	1,273,657
Power Corp. of Canada	28,341	762,891
Royal Bank of Canada	69,970	6,682,472
Sun Life Financial Inc.	29,325	1,528,730
Toronto-Dominion Bank (The)	92,110	5,709,116
		30,294,634
Chile — 0.1%
Banco de Chile	2,185,408	228,120
Banco Santander Chile, ADR	7,382	139,151
		367,271
China — 2.2%
Bank of China Ltd., Class H	3,887,000	1,560,601
China Construction Bank Corp., Class H	4,959,720	3,211,038
China Merchants Bank Co. Ltd., Class H	165,000	752,580
Industrial & Commercial Bank of China Ltd., Class H	3,591,000	1,919,072
Ping An Insurance Group Co. of China Ltd., Class H	312,000	1,992,717
		9,436,008
Colombia — 0.0%
Bancolombia SA, ADR	5,694	151,916

Denmark — 0.3%
Danske Bank A/S(a)	34,272	834,743
Tryg A/S	18,121	392,428
		1,227,171

Security	Shares	Value

Finland — 0.3%
Sampo OYJ, Class A	24,019	$1,078,751

France — 2.3%
AXA SA	98,094	2,898,807
BNP Paribas SA	57,137	3,605,685
Credit Agricole SA	68,477	813,087
Edenred	12,570	841,993
Euronext NV(b)	5,014	341,027
Societe Generale SA	37,834	983,921
Worldline SA/France(a)(b)	12,527	458,739
		9,943,259
Germany — 2.7%
Allianz SE, Registered	20,293	4,726,722
Commerzbank AG	52,945	586,940
Deutsche Bank AG, Registered	103,368	1,086,684
Deutsche Boerse AG	9,596	1,771,560
Hannover Rueck SE	3,052	647,935
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,866	2,577,583
		11,397,424
Hong Kong — 1.9%
AIA Group Ltd.	584,600	5,937,488
Hong Kong Exchanges & Clearing Ltd.	59,200	2,243,029
		8,180,517
Ireland — 0.1%
Bank of Ireland Group PLC	50,628	483,368

Italy — 1.6%
Assicurazioni Generali SpA	60,317	1,226,605
FinecoBank Banca Fineco SpA	30,709	413,362
Intesa Sanpaolo SpA	827,905	2,170,560
Mediobanca Banca di Credito Finanziario SpA	32,051	383,730
Nexi SpA(a)(b)	42,905	336,623
UniCredit SpA	97,626	2,270,153
		6,801,033
Japan — 4.5%
Dai-ichi Life Holdings Inc.	49,800	947,191
Daiwa Securities Group Inc.	75,700	390,082
Japan Exchange Group Inc.	26,200	458,460
Japan Post Holdings Co. Ltd.	114,900	825,814
Mitsubishi UFJ Financial Group Inc.	606,500	4,470,556
Mizuho Financial Group Inc.	128,210	1,959,750
MS&AD Insurance Group Holdings Inc.	22,200	786,153
Nomura Holdings Inc.	153,000	583,315
ORIX Corp.	59,500	1,085,053
Resona Holdings Inc.	119,700	573,120
Sompo Holdings Inc.	17,400	780,725
Sumitomo Mitsui Financial Group Inc.	69,300	2,970,158
Sumitomo Mitsui Trust Holdings Inc.	18,427	653,708
T&D Holdings Inc.	29,300	429,709
Tokio Marine Holdings Inc.	100,800	2,323,799
		19,237,593
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	123,733	1,020,759

Netherlands — 1.6%
ABN AMRO Bank NV, CVA(b)	20,826	323,704
Adyen NV(a)(b)	1,560	2,701,402
Aegon NV	71,119	361,027
EXOR NV, NVS	5,830	520,471

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
ING Groep NV	182,115	$2,455,200
NN Group NV	14,859	550,045
		6,911,849
Norway — 0.2%
DNB Bank ASA	44,973	841,027

Peru — 0.1%
Credicorp Ltd.	3,433	506,848

Singapore — 1.3%
DBS Group Holdings Ltd.	91,600	2,139,114
Oversea-Chinese Banking Corp. Ltd.	204,100	1,856,695
United Overseas Bank Ltd.	77,100	1,599,921
		5,595,730
South Korea — 0.3%
KB Financial Group Inc.(a)	18,898	685,897
Shinhan Financial Group Co. Ltd.	25,447	657,861
		1,343,758
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	303,957	2,335,212
Banco Santander SA	845,006	3,128,329
CaixaBank SA	202,615	839,295
		6,302,836
Sweden — 1.6%
EQT AB	16,701	321,523
Industrivarden AB, Class A	9,187	254,795
Industrivarden AB, Class C	8,620	237,866
Investor AB, Class B	91,949	1,839,446
Kinnevik AB, Class B(a)	12,224	169,565
Nordea Bank Abp	160,309	1,746,194
Skandinaviska Enskilda Banken AB, Class A	85,657	947,388
Svenska Handelsbanken AB, Class A	77,310	647,258
Swedbank AB, Class A	45,859	773,922
		6,937,957
Switzerland — 2.8%
Baloise Holding AG, Registered	2,313	340,224
Julius Baer Group Ltd.	10,693	674,809
Partners Group Holding AG	1,135	1,070,123
Swiss Life Holding AG, Registered	1,552	908,986
Swiss Re AG	14,621	1,473,253
UBS Group AG, Registered	186,299	3,776,032
Zurich Insurance Group AG	7,570	3,600,963
		11,844,390
Taiwan — 0.5%
Cathay Financial Holding Co. Ltd.	480,521	667,080
CTBC Financial Holding Co. Ltd.	992,000	793,272
Fubon Financial Holding Co. Ltd.	397,000	777,095
		2,237,447
United Kingdom — 5.3%
3i Group PLC	48,678	1,206,579
abrdn PLC	100,727	279,718
Admiral Group PLC	13,877	367,514
Aviva PLC	140,471	706,744
Barclays PLC	743,260	1,452,025
Direct Line Insurance Group PLC	65,955	114,035
Hargreaves Lansdown PLC	17,669	183,161
HSBC Holdings PLC	1,021,594	8,088,812
Intermediate Capital Group PLC	14,805	259,513
Legal & General Group PLC	298,749	864,968
Security	Shares	Value

United Kingdom (continued)
Lloyds Banking Group PLC	3,393,665	$1,881,273
London Stock Exchange Group PLC	19,139	2,037,027
M&G PLC	119,479	290,771
NatWest Group PLC, NVS	254,541	778,002
Phoenix Group Holdings PLC	42,792	289,528
Prudential PLC	138,692	1,958,801
Schroders PLC	46,242	257,273
St. James’s Place PLC	27,384	378,708
Standard Chartered PLC	122,361	1,064,551
		22,459,003
United States — 54.5%
Aflac Inc.	27,665	1,931,017
Allstate Corp. (The)	13,154	1,434,311
American Express Co.	29,917	5,211,541
American International Group Inc.	36,416	2,095,377
Ameriprise Financial Inc.	5,267	1,749,487
Aon PLC, Class A	10,273	3,546,240
Arch Capital Group Ltd.(a)	18,738	1,402,539
Arthur J Gallagher & Co.	10,777	2,366,306
Assurant Inc.	2,642	332,152
Bank of America Corp.	349,075	10,014,962
Bank of New York Mellon Corp. (The)	36,132	1,608,597
Berkshire Hathaway Inc., Class B(a)	89,726	30,596,566
BlackRock Inc.(c)	7,535	5,207,740
Brown & Brown Inc.	11,756	809,283
Capital One Financial Corp.	19,217	2,101,763
Cboe Global Markets Inc.	5,235	722,482
Charles Schwab Corp. (The)	74,772	4,238,077
Chubb Ltd.	20,845	4,013,913
Cincinnati Financial Corp.	7,919	770,677
Citigroup Inc.	97,950	4,509,618
Citizens Financial Group Inc.	24,632	642,403
CME Group Inc.	18,099	3,353,564
Comerica Inc.	6,598	279,491
Discover Financial Services	12,777	1,492,992
Everest Re Group Ltd.	2,172	742,520
FactSet Research Systems Inc.	1,929	772,854
Fidelity National Information Services Inc.	29,677	1,623,332
Fifth Third Bancorp.	34,179	895,832
Fiserv Inc.(a)	31,060	3,918,219
FleetCor Technologies Inc.(a)(d)	3,715	932,762
Franklin Resources Inc.	14,363	383,636
Global Payments Inc.	13,158	1,296,326
Globe Life Inc.	4,557	499,538
Goldman Sachs Group Inc. (The)	16,727	5,395,127
Hartford Financial Services Group Inc. (The)	15,759	1,134,963
Huntington Bancshares Inc./OH	72,174	778,036
Intercontinental Exchange Inc.	28,170	3,185,464
Invesco Ltd.	22,888	384,747
Jack Henry & Associates Inc.	3,581	599,209
JPMorgan Chase & Co.	147,034	21,384,625
KeyCorp.	46,971	434,012
Lincoln National Corp.	7,750	199,640
Loews Corp.	9,824	583,349
M&T Bank Corp.	8,467	1,047,876
MarketAxess Holdings Inc.	1,870	488,855
Marsh & McLennan Companies Inc.	24,892	4,681,687
Mastercard Inc., Class A	42,101	16,558,323
MetLife Inc.	32,367	1,829,706
Moody’s Corp.	7,940	2,760,897

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Morgan Stanley	65,544	$5,597,458
MSCI Inc.	4,034	1,893,116
Nasdaq Inc.	16,954	845,157
Northern Trust Corp.	10,424	772,835
PayPal Holdings Inc.(a)	56,137	3,746,022
PNC Financial Services Group Inc. (The)	20,056	2,526,053
Principal Financial Group Inc.	11,448	868,216
Progressive Corp. (The)	29,453	3,898,694
Prudential Financial Inc.	18,331	1,617,161
Raymond James Financial Inc.	9,764	1,013,210
Regions Financial Corp.	46,713	832,426
S&P Global Inc.	16,508	6,617,892
State Street Corp.	16,818	1,230,741
Synchrony Financial	22,006	746,444
T Rowe Price Group Inc.	11,369	1,273,555
Travelers Companies Inc. (The)	11,550	2,005,773
Truist Financial Corp.	67,015	2,033,905
U.S. Bancorp	70,191	2,319,111
Visa Inc., Class A	81,420	19,335,622
W R Berkley Corp.	10,251	610,550
Wells Fargo & Co.	188,792	8,057,643
Willis Towers Watson PLC	5,301	1,248,385
Zions Bancorp. NA	7,534	202,363
		232,234,965
Total Common Stocks — 98.5%
(Cost: $463,628,243)		420,078,500

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, ADR	267,667	926,128
Itau Unibanco Holding SA, Preference Shares, ADR	242,361	1,429,930
Security	Shares	Value

Brazil (continued)
Itausa SA, Preference Shares, NVS	259,503	$522,453
		2,878,511

Total Preferred Stocks — 0.7%
(Cost: $3,463,164)		2,878,511

Total Long-Term Investments — 99.2%
(Cost: $467,091,407)		422,957,011

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(e)(f)	912,327	912,510
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(e)	1,030,000	1,030,000

Total Short-Term Securities — 0.5%
(Cost: $1,942,600)		1,942,510

Total Investments — 99.7%
(Cost: $469,034,007)		424,899,521

Other Assets Less Liabilities — 0.3%		1,283,978

Net Assets — 100.0%		$426,183,499

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	All or a portion of this security is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$778,304	$134,239	(a)	$—	$(16)	$(17)	$912,510	912,327	$2,800	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	440,000	(a)	—	—	—	1,030,000	1,030,000	11,900		—
BlackRock Inc.	5,195,048	161,537		(324,440)	(83,203)	258,798	5,207,740	7,535	37,920		—
					$(83,219)	$258,781	$7,150,250		$52,620		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	22	09/15/23	$2,306	$42,276
Euro STOXX 50 Index	7	09/15/23	339	8,099
FTSE 100 Index	4	09/15/23	384	(2,811)
				$47,564

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$267,132,932	$152,945,568	$—	$420,078,500
Preferred Stocks	2,878,511	—	—	2,878,511
Short-Term Securities
Money Market Funds	1,942,510	—	—	1,942,510
	$271,953,953	$152,945,568	$—	$424,899,521
Derivative Financial Instruments(a)
Assets
Equity Contracts	$42,276	$8,099	$—	$50,375
Liabilities
Equity Contracts	—	(2,811)	—	(2,811)
	$42,276	$5,288	$—	47,564

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

4